Derivative Financial Instruments and Hedge Accounting (Details) - Schedule of portfolio of derivative instruments - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair value hedge derivatives
Notional amount	$ 363,668,609	$ 377,131,597
Fair value Assets	9,032,085	8,148,608
Fair value Liabilities	9,018,660	7,390,654
Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	46,609,923	56,066,835
More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	51,494,013	84,086,430
More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	265,564,673	236,978,332
Fair value hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	12,078,887	17,174,436
Fair value Assets	328,378	266,330
Fair value Liabilities	262,195	329,545
Fair value hedge derivatives [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	367,400	788,646
Fair value hedge derivatives [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	1,012,674	1,181,594
Fair value hedge derivatives [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	10,698,813	15,204,196
Fair value hedge derivatives [Member] | Interest rate swaps [Member]
Fair value hedge derivatives
Notional amount	5,524,800	2,546,386
Fair value Assets	33,816	39,460
Fair value Liabilities	83,666	34,264
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	50,000	381,638
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	410,687	317,610
Fair value hedge derivatives [Member] | Interest rate swaps [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	5,064,113	1,847,138
Fair value hedge derivatives [Member] | Cross currency swaps [Member]
Fair value hedge derivatives
Notional amount	6,554,087	14,628,050
Fair value Assets	294,562	226,870
Fair value Liabilities	178,529	295,281
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	317,400	407,008
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	601,987	863,984
Fair value hedge derivatives [Member] | Cross currency swaps [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	5,634,700	13,357,058
Cash flow hedge derivatives [Member]
Fair value hedge derivatives
Notional amount	13,926,410	16,939,379
Fair value Assets	38,887	110,544
Fair value Liabilities	186,942	46,688
Cash flow hedge derivatives [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	2,545,684	2,366,012
Cash flow hedge derivatives [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	1,001,653	2,956,878
Cash flow hedge derivatives [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	10,379,073	11,616,489
Cash flow hedge derivatives [Member] | Cross currency swaps [Member]
Fair value hedge derivatives
Notional amount	10,700,222	15,053,362
Fair value Assets	35,902	106,413
Fair value Liabilities	183,386	43,183
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	424,358	2,266,907
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	498,373	1,938,222
Cash flow hedge derivatives [Member] | Cross currency swaps [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	9,777,491	10,848,233
Cash flow hedge derivatives [Member] | Currency forwards [Member]
Fair value hedge derivatives
Notional amount	3,226,188	1,886,017
Fair value Assets	2,985	4,131
Fair value Liabilities	3,556	3,505
Cash flow hedge derivatives [Member] | Currency forwards [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	2,121,326	99,105
Cash flow hedge derivatives [Member] | Currency forwards [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	503,280	1,018,656
Cash flow hedge derivatives [Member] | Currency forwards [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	601,582	768,256
Trading derivatives [Member]
Fair value hedge derivatives
Notional amount	337,663,312	343,017,782
Fair value Assets	8,664,820	7,771,734
Fair value Liabilities	8,569,523	7,014,421
Trading derivatives [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	43,696,839	52,912,177
Trading derivatives [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	49,479,686	79,947,958
Trading derivatives [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	244,486,787	210,157,647
Trading derivatives [Member] | Interest rate swaps [Member]
Fair value hedge derivatives
Notional amount	133,928,254	146,680,442
Fair value Assets	3,651,651	2,465,235
Fair value Liabilities	3,588,912	2,270,686
Trading derivatives [Member] | Interest rate swaps [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	14,006,503	16,678,487
Trading derivatives [Member] | Interest rate swaps [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	22,118,742	40,892,909
Trading derivatives [Member] | Interest rate swaps [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	97,803,009	89,109,046
Trading derivatives [Member] | Cross currency swaps [Member]
Fair value hedge derivatives
Notional amount	160,209,466	141,390,865
Fair value Assets	3,921,440	4,277,450
Fair value Liabilities	3,819,446	3,605,516
Trading derivatives [Member] | Cross currency swaps [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	6,719,065	7,726,724
Trading derivatives [Member] | Cross currency swaps [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	15,138,056	20,457,463
Trading derivatives [Member] | Cross currency swaps [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	138,352,345	113,206,678
Trading derivatives [Member] | Currency forwards [Member]
Fair value hedge derivatives
Notional amount	43,120,437	54,660,752
Fair value Assets	1,085,327	1,023,683
Fair value Liabilities	1,158,904	1,137,496
Trading derivatives [Member] | Currency forwards [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	22,729,787	28,472,586
Trading derivatives [Member] | Currency forwards [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	12,175,074	18,508,702
Trading derivatives [Member] | Currency forwards [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	8,215,576	7,679,464
Trading derivatives [Member] | Call currency options [Member]
Fair value hedge derivatives
Notional amount	218,561	146,787
Fair value Assets	1,527	5,176
Fair value Liabilities	909	240
Trading derivatives [Member] | Call currency options [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	129,339	17,971
Trading derivatives [Member] | Call currency options [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	31,641	47,012
Trading derivatives [Member] | Call currency options [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	57,581	81,804
Trading derivatives [Member] | Put currency options [Member]
Fair value hedge derivatives
Notional amount	186,594	138,936
Fair value Assets	4,875	190
Fair value Liabilities	1,352	483
Trading derivatives [Member] | Put currency options [Member] | Due Within 1 Year [Member]
Fair value hedge derivatives
Notional amount	112,145	16,409
Trading derivatives [Member] | Put currency options [Member] | More Than 3 Months To 1 Year [Member]
Fair value hedge derivatives
Notional amount	16,173	41,872
Trading derivatives [Member] | Put currency options [Member] | More Than 1 Year [Member]
Fair value hedge derivatives
Notional amount	$ 58,276	$ 80,655